FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 7) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Forward freight agreements [Member]
Financial Assets
Financial assets	$ 0	$ 17
Financial Liabilities
Financial liabilities	0	138
Swap contract [member]
Financial Assets
Financial assets	0	106
Financial Liabilities
Financial liabilities	$ 867	$ 0